Income Taxes - Summary of Deferred Income Tax Assets and Deferred Income Tax Liabilities Recognized in Other Comprehensive Income and Equity (Detail) $ in Thousands	12 Months Ended
Jun. 30, 2021 USD ($)
Unrealized Gain Loss On Foreign Exchange [member]
Disclosure Details Of Deferred Income Tax Assets And Deferred Income Tax Liabilities Directly Recognized In Other Comprehensive Income And Equity [line Items]
Other comprehensive income	$ (70)
Equity	0
Share-based payment [member]
Disclosure Details Of Deferred Income Tax Assets And Deferred Income Tax Liabilities Directly Recognized In Other Comprehensive Income And Equity [line Items]
Other comprehensive income	0
Equity	3,521
Share issuance costs [member]
Disclosure Details Of Deferred Income Tax Assets And Deferred Income Tax Liabilities Directly Recognized In Other Comprehensive Income And Equity [line Items]
Other comprehensive income	0
Equity	1,096
Aggregate Deferred Tax Assets [member]
Disclosure Details Of Deferred Income Tax Assets And Deferred Income Tax Liabilities Directly Recognized In Other Comprehensive Income And Equity [line Items]
Other comprehensive income	0
Equity	$ 4,617